================================================================================

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                 August 31, 1998
                               ------------------

                                       The
                                   Value Line
                                   Tax Exempt
                                   Fund, Inc.





                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                     Funds

The Value Line Tax Exempt Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

During the past six months (ended August 31, 1998), prices of fixed-income securities have increased as interest rates have plummeted to record lows in some cases. Long-term, tax-exempt interest rates, as measured by the Bond
Buyer's 40-Bond Index, declined from 5.24% on February 27, 1998 to 5.11% on August 31, 1998. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, declined from 5.92% to 5.27%. The subdued inflationary environment, the Federal surplus and the Asian crisis have contributed to the decline in interest rates.

With fewer bonds being issued by the Treasury, long-term Treasury yields have declined to new lows. At the same time, the numbers of new issues of tax-exempt bonds has increased to near record levels. Hence, Treasury bonds have significantly outperformed tax-exempt bonds during the past six months. Year-to-date ending August 31, 1998, the Lehman Treasury Bond Index was up 7.20% compared to 4.54% for the Lehman Municipal Bond Index.

High-Yield Portfolio

The primary objective of the Value Line Tax Exempt High-Yield Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal. During the six-months ended August 31, 1998, the fund's total return was up 3.01%. Since its inception in March, 1984, the total return for the High-Yield Portfolio, assuming the reinvestment of all dividends over that period, has been 221.11%, which is equivalent to an average annual total return of 8.41%. The Fund's yield as of August 31, 1998 was 4.58%, significantly higher than the average yield of 3.94% for all general municipal bond funds ranked by Lipper Analytical Services.

The Fund's total return for the January 1, 1998 through August 31, 1998 period was 3.93% compared to 4.54% for the Lehman Brothers Municipal Bond Index* during the same time period. Investors are reminded that your Fund's performance is calculated after management fees and expenses are taken out, while the index has no such charges.

Your Fund's management continues to focus on bonds with high credit ratings and which can not be redeemed by the issuer prior to maturity for at least ten years. Over 98% of your Fund's bonds are rated A or better by Moody's Investors Service a Standard and Poor's Corporation. The difference in yields between high-grade and lower rated bonds has been narrow and management does not believe that purchasing lower grade securities warrants the risk. The portfolio's highest concentrations of investments are in the insured and housing-revenue sectors.

Money Market Portfolio

The objective of the Tax Exempt Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities which have a high degree of liquidity so as to ensure a constant net asset value of $1.00 per share. The portfolio consists only of securities which carry the highest two ratings by Moody's Investor Services or Standard and Poor's Corporation. The annualized yield was 2.52% as of August 31, 1998, equivalent to a 4.17% taxable yield for those in the 39.6% tax bracket.

Short-term tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, decreased from 3.56% on February 27, 1998 to 3.28% on August 31, 1998. During this same period of time, the yield on one-year taxable Treasury bills declined from 5.40% to 4.85%.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by investing in a mutual fund whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small- dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees; it is a true no-load fund.

--------------------------------------------------------------------------------
2

                                            The Value Line Tax Exempt Fund, Inc.

Tax Exempt Fund Shareholders
--------------------------------------------------------------------------------

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                                   Sincerely,

                                   /s/ Jean Bernhard Buttner

                                   Jean Bernhard Buttner
                                   Chairman and President

October 16, 1998

----------
* The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. Returns and attributes for the index are calculated semi-monthly using approximately 25,000 municipal bonds, which are priced by Muller Data Corporation. The returns for the Index do not reflect expenses, which are deducted from the Fund's returns.

Economic Observations

The U.S. economy has slowed considerably since the early part of this year, principally as a result of the fallout from the series of financial crises now engulfing the Pacific Rim, Russia, and parts of Latin America. As such, this nation's gross domestic product, which expanded at better than at a 5% rate early in the year, is currently proceeding at just about a third of that pace. Moreover, the figures released in recent weeks, including those relating to manufacturing, housing, retailing, and employment do not suggest that we'll see any appreciable strengthening in economic activity over the next three to six months.

At this point, though, we do not believe that this slower pace of economic activity is the opening act in a serious domestic business downturn. Our sense is that the global crisis will gradually recede over the next 12 to 18 months and that the continuing modest level of inflation in this country will encourage the Federal Reserve Board, which has already reduced short-term interest rates in recent weeks, to relax the credit reins again--perhaps before year-end.

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

To Our Value Line Tax Exempt Fund Shareholders
--------------------------------------------------------------------------------

Performance Data:*

HIGH-YIELD PORTFOLIO

                                                                     Growth of
                                                   Average           an Assumed
                                                    Annual         Investment of
                                                 Total Return         $10,000
                                                 ------------      -------------
 1 year ended 6/30/98 ........................       8.07%            $10,807
 5 years ended 6/30/98 .......................       5.46%            $13,043
10 years ended 6/30/98 .......................       7.38%            $20,388


MONEY MARKET PORTFOLIO

                                                                     Growth of
                                                   Average           an Assumed
                                                    Annual         Investment of
                                                 Total Return         $10,000
                                                 ------------      -------------

 1 year ended 6/30/98 ........................       2.69%            $10,269
 5 years ended 6/30/98 .......................       2.46%            $11,293
10 years ended 6/30/98 .......................       3.35%            $13,898

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The average annual total returns for the one-year, five-year, and ten-year periods ended August 31, 1998, for the High-Yield Portfolio and the Money Market Portfolio were 7.97%, 5.35%, and 7.46% and 2.68%, 2.49% and 3.30%, respectively.

--------------------------------------------------------------------------------
4

                                            The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)                              August 31, 1998
--------------------------------------------------------------------------------

 Principal
  Amount                       High-Yield Portfolio                                Rating        Value
---------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (94.7%)
             Alabama (.7%)
 $1,250,000  Colbert County-Northwest, Health Care Authority, Hospital
              Revenue Refunding, Helen Keller Hospital, 8.75%, 6/1/09 .........    Baa        $ 1,354,538

             Alaska ( 9%)
             Housing Finance Corp :
    165,000  Collateral Mortgage Obligation, Veteran's 1st Ser., Veteran's
               Mortgage Program, 7.45%, 12/1/29 ...............................    Aaa            170,572
  1,500,000   Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17............    Aaa          1,546,860
                                                                                              -----------
                                                                                                1,717,432
             Arizona (1.8%)
  3,355,000  Maricopa County, Industrial Development Authority,
               Multi Family Housing, Revenue, Ser. A, 5.10%, 1/1/33 ...........    Aaa          3,338,594

             California (2.2%)
  3,670,000  Pleasant Hill, Redevelopment Agency, Residential Mortgage Revenue,
               Refunding, 5.75%, 8/1/11 .......................................    AA*          3,804,249
    350,000  Yuba County, Water Agency, Revenue, Yuba River Development,
               Pacific Gas & Electric, Ser. A, 4.00%, 3/1/16 ..................    A              333,613
                                                                                              -----------
                                                                                                4,137,862
             Colorado (2.5%)
  4,055,000  Denver, City & County, Single Family Mortgage Revenue,
               7.00%, 8/1/10 ..................................................    Aaa          4,721,804

             Florida (1.5%)
  2,790,000  Miami-Dade County, Solid Waste System, Revenue,
               4.875%, 10/1/13 ................................................    Aaa          2,829,367

             Georgia (.3%)
    545,000  Residential Finance Authority, Single Family Insured Mortgage,
               Revenue, Subser C, 8.00%, 12/1/16 ..............................    Aa             563,094

             Hawaii (4.1%)
  4,000,000  Department of Budget and Finance, Special Purpose Mortgage Revenue,
               Kapiolani Health Care System, 6.40%, 7/1/13 ....................    Aaa          4,663,760
  2,955,000  Housing Finance & Development Corp., Single Family Mortgage
               Revenue, Ser. A, 5.40%, 7/1/30 .................................    Aa1          2,970,159
                                                                                              -----------
                                                                                                7,633,919

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount                       High-Yield Portfolio                              Rating          Value
---------------------------------------------------------------------------------------------------------
             Illinois (6.5%)
             Chicago:
 $3,000,000    General Obligation, Project & Refunding, 5.25%, 1/1/28..........    Aaa        $ 3,039,390
  2,500,000    Sales Tax Revenue, Refunding, 5.25%, 1/1/28.....................    Aaa          2,532,825
  1,500,000  Educational Facilities Authority,
               Northwestern University, 5.25%, 11/1/32 ........................    Aa1          1,575,210
  4,500,000  Housing Development Authority, Multi Family,
               Ser. 91-A, 8.25%, 7/1/16 .......................................    A1           4,872,510
                                                                                              -----------
                                                                                               12,019,935

             Indiana (4.0%)
             Office Building Commission, Capital Complex, Revenue:
  2,875,000    Ser. D, 6.90%, 7/1/11...........................................    Aaa          3,907,800
  3,000,000    Ser. B, 7.40%, 7/1/15...........................................    Aaa          3,511,582
                                                                                              -----------
                                                                                                7,419,382
             Iowa (2.4%)
  1,475,000  Finance Authority, Single Family, Revenue Mortgage,
               Ser. B, 7.45%, 7/1/23 ..........................................    Aaa          1,559,090
  2,500,000  Muscatine, Electric Revenue, 6.70%, 1/1/13........................    Aaa          2,912,775
                                                                                              -----------
                                                                                                4,471,865
             Louisiana (1.1%)
  2,000,000  East Baton Rouge, Mortgage Finance Authority, Single Family,
               Revenue Refunding, Ser. B-2, 5.00%, 4/1/21 .....................    Aaa          2,000,820


             Maine (2.6%)
  1,000,000  Finance Authority, Revenue, Electric Rate Stabilization,
               Ser. B, 5.20%, 7/1/18, Ser. A, 7.50%, 1/1/19 ...................    Aaa          1,009,790
             Housing Authority, Mortgage Purchase Program:
    285,000    Ser. D-3, 8.15%, 11/15/11.......................................    Aa2            291,906
  2,800,000    Ser. D-4, 7.55%, 11/15/19.......................................    Aa2          2,959,292
    500,000  State Street Housing Preservation Corp., Multifamily Housing
               Revenue, 100 State Street Project, Ser. A, 7.50%, 1/1/19 .......    A*             539,960
                                                                                              -----------
                                                                                                4,800,948

             Massachusetts (5.8%)
             Housing Finance Agency:
  4,500,000    Housing Development, Ser. A, 5.375%, 6/1/16.....................    Aaa          4,560,300
  3,300,000    Housing Revenue, Single Family, Ser. 63, 5.15%, 12/1/12.........    Aaa          3,326,862
  2,710,000    Residential Development, Ser. H, 6.75%, 5/15/15.................    Aaa          2,931,597
                                                                                              -----------
                                                                                               10,818,759

--------------------------------------------------------------------------------
6

                                            The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 1997
--------------------------------------------------------------------------------

 Principal
  Amount                       High-Yield Portfolio                              Rating          Value
---------------------------------------------------------------------------------------------------------
             Michigan (1.7%)
             Housing Development Authority:
 $1,000,000    Ser. D, 5.55%, 12/1/12..........................................    Aaa        $ 1,036,340
  2,000,000    Ser. C, 5.95%, 12/1/14..........................................    AA+*         2,105,860
                                                                                              -----------
                                                                                                3,142,200

             Minnesota (1.5%)
  2,660,000   Housing Finance Agency, Refunding, Rental Housing,
               Ser. D, 5.80%, 8/1/11 ..........................................    Aaa          2,793,426

             Nebraska (1.5%)
  2,660,000  Investment Finance Authority, Single Family Mortgage,
               Revenue, Ser. A, 5.977%, 9/30/16 ...............................    Aaa          2,807,098

             New Hampshire (.1%)
    170,000   Housing Finance Authority, Single Family Residential Mortgage,
               Ser. B, 7.75%, 7/1/23 ..........................................    Aa             181,188

             New York (4.7%)
             New York City:
    630,000    General Obligations, Ser. F, 8.20%, 11/15/04....................    A3             715,907
             New York State:
  2,000,000    Dormitory Authority, Revenue, Bishop Henry B. Hucles
                 Nursing Home, 5.625%, 7/1/18 .................................    Aa1          2,092,860
               Medical Care Facilities Finance Agency:
  3,480,000       Hospital and Nursing Home, Mortgage Revenue,
                   Ser. D, 6.35%, 2/15/12 .....................................    Aa2          3,888,691
  2,000,000       Presbyterian Hospital, Revenue Ser. A, 5.375%, 2/15/25 .......   Aaa          2,039,920
                                                                                              -----------
                                                                                                8,737,378

             North Carolina (.6%)
  1,130,000  Housing Finance Agency, Ser. U, 6.375%, 9/1/22 ...................    Aa           1,171,143

             Ohio (4.1%)
  7,595,000   Housing Finance Agency, Residential Mortgage, Revenue, Ser. B,
               5.40%, 9/1/29...................................................    AAA*         7,641,709

             Oklahoma (1.9%)
  3,000,000   McGee Creek Authority, Water Revenue, 6.00%, 1/1/23 ..............   Aaa          3,470,550

             Oregon (2.0%)
  3,695,000  Eugene, Trojan Nuclear Project, Revenue, 5.90%, 9/1/09............    Aa1          3,700,690

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount                       High-Yield Portfolio                              Rating          Value
---------------------------------------------------------------------------------------------------------

             Pennsylvania (3.5%)
 $3,000,000  Housing Finance Agency, Refunding, Multifamily, 8.20%, 7/1/24 ....    Aa         $ 3,283,440
  3,000,000  Lancaster County, Solid Waste Management Authority, Resource
               Recovery System Revenue, Ser. A, 5.25%, 12/15/11................    Aaa          3,161,820
                                                                                              -----------
                                                                                                6,445,260

             Rhode Island (4.1%)
  4,000,000  Economic Development Corp , Airport Revenue, Ser. B, 5.00%, 7/1/28    Aaa          3,920,720
             Housing and Mortgage Finance Corp., Homeownership Opportunity:
  1,000,000    Ser. 3-A, 7.80%, 10/1/10........................................    Aa2          1,062,280
  2,500,000    Ser. 21-C, 5.65%, 10/1/20.......................................    Aa2          2,570,300
                                                                                              -----------
                                                                                                7,553,300

             South Carolina (1.9%)
  2,000,000  Housing Finance and Development Authority, Single Family Mortgage,
               5.00%, 7/1/34 ..................................................    Aaa          1,976,840
  1,450,000  Three Rivers, Solid Waste Authority, Solid Waste Disposal Facilities,
               Revenue, 5.30%, 1/1/27 .........................................    Aaa          1,487,018
                                                                                              -----------
                                                                                                3,463,858

             South Dakota (2.1%)
             Housing Development Authority, Homeownership Mortgage:
  1,405,000    Ser. A, 5.40%, 5/1/14...........................................    Aa1          1,450,606
  2,425,000    Ser. J, 5.70%, 5/1/10...........................................    Aa1          2,487,808
                                                                                              -----------
                                                                                                3,938,414

             Texas (8.6%)
  1,300,000  Austin, Higher Education Authority Inc., Revenue, Saint Edwards
               University Project, 5.25%, 8/1/23 ..............................    Baa3         1,294,566
  5,000,000  Harris County, Hospital District, Mortgage Revenue, 7.40%, 2/15/10    Aaa          6,029,450
  3,000,000  Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
               Refunding, Ser. 1989A, 8.00%, 10/1/21 ..........................    AAA*         4,257,480
    900,000  Travis County, Health Facilities Development Corp., Hospital
               Revenue, Daughters of Charity, 5.90%, 11/15/07 .................    Aa             976,536
             Veterans Housing Assistance:
    665,000    Ser. B-4, 6.20%, 12/1/14........................................    Aa2            691,307
  2,590,000    Ser. II-D, 5.65%, 12/1/14.......................................    Aa2          2,679,769
                                                                                              -----------
                                                                                               15,929,108

--------------------------------------------------------------------------------
8

                                            The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 1998
--------------------------------------------------------------------------------

 Principal
  Amount                       High-Yield Portfolio                              Rating          Value
---------------------------------------------------------------------------------------------------------
             Utah (5.0%)
 $2,500,000  Associated Municipal Power System, Revenue Refunding,
               San Juan Project, 5.00%, 6/1/22 ................................    Aaa        $ 2,455,475
             Housing Finance Agency, Single Family Mortgage:
    255,000    Ser. C-3, 7.55%, 7/1/23.........................................    AAA*           269,441
    630,000    Ser. D-3, 7.55%, 7/1/23.........................................    AAA*           666,521
  2,250,000    Ser. E-1, 5.45%, 7/1/20.........................................    Aa2          2,267,393
  3,700,000   Intermountain Power Agency, Power Supply Revenue, Refunding,
               Ser. A, 5.00%, 7/1/20 ..........................................    Aaa          3,646,572
                                                                                              -----------
                                                                                                9,305,402

             Virginia (1.7%)
  3,000,000  Housing Development Authority, Commonwealth Mortgage,
               Subser.  H-2, 6.85%, 7/1/14 ....................................    Aa1          3,092,820

             Wisconsin (11.8%)
             Health and Educational Facilities Authority, Revenue:
  2,000,000    Aurora Health Care Inc., 5.25%, 8/15/17.........................    Aaa          2,036,660
  3,100,000    United Health Group Inc., 5.25%, 12/15/27.......................    Aaa          3,140,579
  2,600,000    Wausau Hospital Inc., Ser. A, 5.125%, 8/15/20 ..................    Aaa          2,584,686
             Housing and Economic Development Authority:
               Home Ownership Revenue:
  1,785,000      Refunding, Ser. A, 6.00%, 3/1/17..............................    Aa2          1,887,584
  4,490,000      Ser. D, 5.45%, 9/1/27.........................................    Aa2          4,528,614
  7,595,000    Housing Revenue, Refunding, Ser. C, 5.80%, 11/1/13 .............    Aaa          7,875,939
                                                                                              -----------
                                                                                               22,054,062

             Wyoming (1.5%)
  2,750,000  Community Development Authority, Housing Revenue, Ser. 4,
               5.70%, 6/1/17 ..................................................    Aa2          2,856,342
                                                                                              -----------

             TOTAL LONG-TERM MUNICIPAL SECURITIES .............................               176,112,267
                                                                                              -----------

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount                       High-Yield Portfolio                              Rating          Value
---------------------------------------------------------------------------------------------------------
 SHORT-TERM MUNICIPAL SECURITIES (4.8%)

 $2,500,000  Brazos River Authority, Texas, Pollution Control Revenue,
               Refunding, Ser. A, 3.50%, 3/1/26 ...............................    VMIG1(1)   $ 2,500,000
  1,000,000  East Baton Rouge Parish, Louisiana, Pollution Control Revenue,
               Refunding, Exxon Project, 3.30%, 11/1/19 .......................    P1(1)        1,000,000
             Gulf Coast Waste Disposal Authority, Texas,
               Solid Waste Disposal Revenue, Amoco Oil Company Project:
    800,000      3.50%, 8/1/23 ...............................................     VMIG1(1)       800,000
  1,500,000      3.50%, 7/1/27.................................................    VMIG1(1)     1,500,000
  2,000,000  Maricopa County, Arizona, Pollution Control Revenue, Refunding,
               Arizona Public Service Co., Ser. B, 3.30%, 5/1/29 ..............    P1(1)        2,000,000
  1,200,000  Saint Charles Parish, Louisiana, Pollution Control Revenue,
               Shell Oil Co. Project, Ser. B, 3.30%, 10/1/22 ..................    VMIG1(1)     1,200,000
                                                                                             ------------

             TOTAL SHORT-TERM MUNICIPAL SECURITIES ............................                 9,000,000
                                                                                             ------------

             TOTAL MUNICIPAL SECURITIES (99.5%)
               (Cost $178,583,795) ............................................               185,112,267

             EXCESS OF CASH AND OTHER ASSETS
               OVER LIABILITIES (.5%) .........................................                   910,456
                                                                                             ------------

             NET ASSETS (100.0%) ..............................................              $186,022,723
                                                                                             ============


             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
               PER SHARE OUTSTANDING ..........................................                  $ 11.12
                                                                                             ============

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 1998.



See Notes to Financial Statements
--------------------------------------------------------------------------------
10

                                            The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 1998
--------------------------------------------------------------------------------

Principal
  Amount                      Money Market Portfolio                             Rating          Value
---------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (103.0%)

             Alabama (3.1%)
  $ 500,000  General Obligations, Refunding, 5.70%, 9/1/98.....................    Aa           $ 500,000

             Alaska (3.4%)
    540,000  Housing Finance Corporation, Refunding, Ser. A-1, 3.90%, 12/1/98 .    Aaa            540,000

             Arizona (5.0%)
    800,000  Maricopa County, Pollution Control Revenue, Refunding, Arizona
               Public Service Co., Ser B, 3.30%, 5/1/29 .......................    P1(1)          800,000

             District of Columbia (5.0%)
    800,000  General Obligation, Refunding, Ser. A-1, 3.45%, 10/1/07...........    VMIG1(1)       800,000

             Florida (3.8%)
    600,000  Tampa, Sports Authority, Revenue, Stadium Project, 4.50%, 1/1/99 .    Aaa            603,324

             Georgia (2.2%)
    350,000  General Obligation, Ser. B, 6.30%, 3/1/99.........................    Aaa            354,234

             Louisiana (11.3%)
    500,000  General Obligation, Ser. A, 6.25%, 8/1/99.........................    Aaa            510,935
    700,000  Lake Charles Parish, Harbor and Terminal District, Port Facilities
               Revenue, Refunding, 3.35%, 11/1/11 .............................    Aa1(1)         700,000
    600,000  Saint Charles Parish, Pollution Control Revenue, Shell Oil Co.
               Project, Ser. A, 3.45%, 10/1/22.................................    VMIG1(1)       600,000
                                                                                               ----------
                                                                                                1,810,935

             Maryland (4.6%)
    745,000  Baltimore, Certificates of Participation, Emergency Telecommunications,
               Ser. A, 4.00%, 10/1/98..........................................    Aaa            745,174

             Michigan (4.9%)
    775,000  Detroit, Building Authority Revenue, Parking & Arena System,
               Ser. A, 4.50%, 7/1/99 ..........................................    Aaa            780,324

             Mississipi (4.4%)
    700,000  Jackson County, Port Facility Revenue, Refunding,
               Chevron USA, Inc. Project, 3.30%, 6/1/23 .......................    P1(2)          700,000

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                      Money Market Portfolio                             Rating          Value
---------------------------------------------------------------------------------------------------------
             New York (7.5%)
             New York City:
  $ 500,000    General Obligation, Subser. B-2, 3.30%, 8/15/03.................    VMIG1(1)     $ 500,000
    700,000    Municipal Water Finance Authority, Water & Sewer System
                 Revenue, Ser. C, 3.30%, 6/15/22 ..............................    VMIG1(1)       700,000
                                                                                               ----------
                                                                                                1,200,000

             North Carolina (2.0%)
    325,000  Charlotte, General Obligation, Public Improvements,
               6.40%, 2/1/99 ..................................................    Aaa            328,554

             Ohio (4.4%)
    700,000  Franklin County, Hospital Revenue, Holy Cross Health System Corp.,
               4.25%, 6/1/99 ..................................................    Aaa            702,279

             Oregon (7.5%)
    500,000  General Obligation, Pollution Control, 5.10%, 11/1/98.............    Aa2            501,063
    700,000  Housing and Community Services Department, Mortgage Revenue,
               Single Family Mortgage Program, Ser. F, 3.65%, 8/31/99 .........    MIG1           700,000
                                                                                               ----------
                                                                                                1,201,063

             South Carolina (5.3%)
    500,000  Educational Assistance Authority, Revenue, 6.10%, 9/1/98..........    AA*            500,000
    350,000  North Charleston, Certificates of Participation, Refunding,
               Coliseum & Convention, 3.90%, 9/1/98 ...........................    Aaa            350,000
                                                                                               ----------
                                                                                                  850,000

             Texas (18.0%)
    400,000  Austin, Public Property Finance Contractual Obligation,
               4.30%, 5/1/99 ..................................................    Aa2            401,205
    300,000  Brazos River Authority, Pollution Control Revenue, Refunding,
               Ser. A, 3.50%, 3/1/26...........................................    VMIG1(1)       300,000
    485,000  Denton, General Obligations, Refunding, 5.40%, 2/15/99............    Aaa            488,528
    500,000  General Obligations, Refunding, Ser. A, 4.90%, 10/1/98............    Aa2            500,418
    600,000  Harris County, Health Facilities Development Corp.,
              Special Facilities Revenue, Texas Medical
              Center Project, 3.85%, 2/15/22 ..................................    VMIG1(1)       600,000
    600,000  Trinity River Authority, Pollution Control Revenue, Texas
               Utilities Electric Co. Project, Ser. A, 3.50%, 3/1/26 ..........    VMIG1(1)       600,000
                                                                                               ----------
                                                                                                2,890,151

--------------------------------------------------------------------------------
12

                                            The Value Line Tax Exempt Fund, Inc.

August 31, 1998
--------------------------------------------------------------------------------

Principal
  Amount                      Money Market Portfolio                             Rating          Value
---------------------------------------------------------------------------------------------------------
             Utah (3.1%)
  $ 500,000  Emery County, Pollution Control Revenue, Refunding,
               Pacificorp Project, 3.35%, 11/1/24..............................    VMIG1(1)     $ 500,000

             Wyoming (7.5%)
             Lincoln County, Pollution Control Revenue, Exxon Project:
    400,000    Ser. B, 3.30%, 11/1/14..........................................    P1(1)          400,000
    800,000    Ser. C, 3.30%, 7/1/17...........................................    Aaa(1)         800,000
                                                                                              -----------
                                                                                                1,200,000
                                                                                              -----------

             TOTAL SHORT-TERM MUNICIPAL SECURITIES (103.0%)
               (Cost $16,506,038) .............................................                16,506,038

             EXCESS OF LIABILITIES OVER CASH AND
               OTHER ASSETS (-3.0%) ...........................................                  (473,217)
                                                                                              -----------

             NET ASSETS (100.0%)  .............................................               $16,032,821
                                                                                              ===========

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
               PER OUTSTANDING SHARE ..........................................                   $ 1.00
                                                                                              ===========

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 1998.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at August 31, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                Portfolio
                                                          ----------------------
                                                           High-         Money
                                                          Yield          Market
                                                          ----------------------
                                                         (Dollars in thousands
                                                        except per share amount)
Assets:
Investment securities, at value
  (Cost $178,584 and amortized
  cost $16,506) ................................        $185,112        $ 16,506
Cash ...........................................              77             151
Receivable for securities sold .................           8,576              --
Interest receivable ............................           1,969             147
Receivable for capital shares sold .............              74              --
                                                        --------        --------
    Total Assets ...............................         195,808          16,804
                                                        --------        --------
Liabilities:
Payable for securities purchased ...............           9,319             700
Dividends payable to shareholders ..............             276              --
Payable for capital shares
  repurchased ..................................              32              29
Accrued expenses:
  Advisory fee .................................              78               7
  Other ........................................              80              35
                                                        --------        --------
    Total Liabilities ..........................           9,785             771
                                                        --------        --------
Net Assets .....................................        $186,023        $ 16,033
                                                        ========        ========
Net Assets:
Capital stock, at $.01 par value  (Authorized
 65,000,000 shares and 125,000,000
 shares, respectively; outstanding
 16,732,216 shares and 16,070,091 shares
  respectively) .................................       $    167       $    161
Additional paid-in capital ......................        175,151         15,909
Accumulated net realized gain (loss)
  on investments ................................          4,177            (37)
Unrealized net appreciation of
  investments ...................................          6,528             --
                                                        --------       --------
Net Assets ......................................       $186,023       $ 16,033
                                                        ========       ========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share .............................       $  11.12       $   1.00
                                                        ========       ========



Statement of Operations
for the Six Months Ended August 31, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                Portfolio
                                                          ---------------------
                                                          High-           Money
                                                          Yield          Market
                                                          ---------------------
                                                                Dollars
                                                             (in thousands)
Investment Income:
Interest income ................................        $ 5,099         $   310
                                                        -------         -------
Expenses:
Advisory fee ...................................            468              42
Auditing and legal fees ........................             28              18
Transfer agent fees ............................             25              10
Custodian fees .................................             21               2
Postage ........................................             12               3
Printing and stationery ........................             10               2
Registration and filing fees ...................              5               7
Directors' fees and expenses ...................              4               4
Other ..........................................             15               5
                                                        -------         -------
    Total expenses before custody
      credits ..................................            588              93
    Less: custody credits ......................             (9)             (1)
                                                        -------         -------
    Net Expenses ...............................            579              92
                                                        -------         -------

Net Investment Income ..........................          4,520             218
                                                        -------         -------

Net Realized and Unrealized Gain
  (Loss) on Investments:
    Net Realized Gain (Loss) ...................          1,758              (5)
    Change in Unrealized
      Appreciation .............................           (445)             --
                                                        -------         -------

Net Realized Gain (Loss) and
  Change in Unrealized
  Appreciation on Investments ..................          1,313              (5)
                                                        -------         -------

Net Increase in Net Assets
  from Operations ..............................        $ 5,833         $   213
                                                        =======         =======

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                            The Value Line Tax Exempt Fund, Inc.

Statement  of Changes in Net Assets
for the Six Months Ended August 31, 1998 (unaudited), and for the Year Ended February 28, 1998
--------------------------------------------------------------------------------

                                                                  High-Yield Portfolio                   Money Market Portfolio
                                                           ---------------------------------------------------------------------
                                                             Six Months                            Six Months
                                                               Ended             Year Ended          Ended            Year Ended
                                                             August 31, 1998     February 28,      August 31,1998   February 28,
                                                            (unaudited)             1998           (unaudited)           1998
                                                           ---------------------------------------------------------------------
                                                                                   (Dollars in thousands)
Operations:
  Net investment income ...................................    $   4,520             $   9,430        $     218           $     494
  Net realized gain (loss) on investments .................        1,758                 3,346               (5)                 (1)
  Change in net unrealized appreciation ...................         (445)                2,806             --                   --
                                                               ---------------------------------------------------------------------
  Net increase in net assets from operations ..............        5,833                15,582              213                 493
                                                               ---------------------------------------------------------------------

Distributions to Shareholders:
  Net investment income ...................................       (4,520)               (9,430)             219                (493)
  Net realized gains ......................................         --                  (1,654)            --                   --
                                                               ---------------------------------------------------------------------
  Net decrease in net assets from distributions ...........       (4,520)              (11,084)            (219)               (493)
                                                               ---------------------------------------------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares ........................        4,991                28,198            4,787               8,000
  Net proceeds from reinvestment of distribution
    to shareholders .......................................        2,898                 7,231              219                 493
  Cost of shares repurchased ..............................      (11,288)              (45,459)          (5,725)            (11,403)
                                                               ---------------------------------------------------------------------
  Net decrease in net assets from capital
    share transactions ....................................       (3,399)              (10,030)            (719)             (2,910)
                                                               ---------------------------------------------------------------------

Total Decrease in Net Assets ..............................       (2,086)               (5,532)            (725)             (2,910)

Net Assets:
  Beginning of period .....................................      188,109               193,641           16,758              19,668
                                                               ---------------------------------------------------------------------
  End of period ...........................................    $ 186,023             $ 188,109        $  16,033           $  16,758
                                                               =====================================================================
Net Undistributed Investment
  Income at end of period .................................    $    --               $    --          $    --             $       1
                                                               =====================================================================

See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund,Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1    Significant Accounting Policies

The  Value  Line Tax  Exempt  Fund,  Inc.  (the  Fund) is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the High-Yield and Money Market Portfolios. The primary investment objective of the High-Yield Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: High-Yield Portfolio -- The investments are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio--Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors
have  established   procedures   designed  to  achieve  these  objectives.

(B) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the High-Yield Portfolio are distributed monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income-tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

--------------------------------------------------------------------------------
16

                                            The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 1998
--------------------------------------------------------------------------------

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required in the accompanying financial statements.

(D) Investments: Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of original-issue discounts, when appropriate, in accordance with federal income-tax regulations, is earned from settlement date and recognized on the accrual basis. Additionally, when appropriate, the Fund recognizes market discount when the securities are disposed. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Expenses: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

2.   Capital Share Transactions

Transactions in capital stock were as follows:

                                                High-Yield Portfolio
                                             --------------------------
                                               Six Months
                                                 Ended        Year
                                               August 31,    Ended
                                                 1998      February 28,
                                               (unaudited)    1998
                                             --------------------------
                                                   (in thousands)
Shares sold ...............................     453           2,576
Shares issued to shareholders in
  reinvestment of distributions ...........     263             663
                                             -----------------------
                                                716           3,239
Shares repurchased ........................  (1,025)         (4,160)
                                             ----------------------
Net decrease ..............................    (309)           (921)
                                             =======================


                                               Money Market Portfolio
                                             ---------------------------
                                               Six Months
                                                 Ended        Year
                                               August 31,    Ended
                                                 1998      February 28,
                                              (unaudited)     1998
                                             ---------------------------
                                                  (in thousands)
Shares sold ..............................    4,787           8,000
Shares issued to shareholders in
  reinvestment of distributions ..........      219             493
                                             -----------------------
                                              5,006           8,493
Shares repurchased .......................   (5,725)        (11,403)
                                             -----------------------
Net decrease .............................     (719)         (2,910)
                                             =======================

3.   Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                     High-Yield Portfolio
                                     --------------------
                                       Six Months Ended
                                        August 31, 1998
                                         (unaudited)
                                     --------------------
                                        (in thousands)
Purchases:
Long-term obligations ..................   $168,195
Short-term obligations .................     33,906
                                           --------
                                           $202,101
                                           ========
Maturities or Sales:
Long-term obligations ..................   $171,700
Short-term obligations .................     38,983
                                           --------
                                           $210,683
                                           ========

                                          Money Market
                                           Portfolio
                                     ------------------
                                       Six Months Ended
                                        August 31, 1998
                                         (unaudited)
                                     ------------------
                                        (in thousands)

Purchases:
Municipal short-term obligations ........  $12,014
                                           =======
maturities or Sales:
Municipal short-term obligations ........  $13,251
                                           =======

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)                        August 31, 1998
--------------------------------------------------------------------------------

At August 31, 1998, the aggregate cost of investments for federal income-tax purposes was $178,583,795 for the High-Yield Portfolio and $16,506,038 for the Money Market Portfolio.

     The aggregate appreciation and depreciation of investments in the High-Yield Portfolio at August 31, 1998, based on a comparison of investment values and their costs for federal income-tax purposes, was $6,885,183 and $356,711, respectively, resulting in a net unrealized appreciation of $6,528,472. There was no unrealized appreciation or depreciation in the Money Market Portfolio.

For federal income-tax purposes the Money Market Portfolio had a capital-loss carryover at February 28, 1998, of $31,999, of which $27,649 will expire in 2000, $998 in 2004, $1,285 in 2005 and $2,067 in 2006. To the extent future capital gains are offset by such capital losses, the Portfolio does not anticipate distributing any such gains to its shareholders.

4.   Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $468,491 and $41,553 was paid or payable by the High-Yield Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the Adviser) for the six months ended August 31, 1998. This was computed at the annual rate of 1/2 of 1% of the average daily net asset values of the portfolios of the Fund for the year. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a Director of the Fund.

At August 31, 1998, the Adviser and/or affiliated companies owned 114,782 shares of the High-Yield Portfolio common shares, representing .69% of the outstanding shares. In addition, certain officers and directors of the Fund owned 160,261 shares of the High-Yield Portfolio, representing .96% of the outstanding shares and 2,548 shares of the Money Market Portfolio, representing .02% of the outstanding shares.

--------------------------------------------------------------------------------
                                                                              18

                                            The Value Line Tax Exempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected Data for a Share of Capital Stock Outstanding Throughout Each Period:

                                                                                           HIGH-YIELD PORTFOLIO

                                                    For the Six                    Years Ended on Last Day of February,
                                                   Months Ended      ---------------------------------------------------------------
                                                   August 31, 1998
                                                    (unaudited)      1998          1997          1996          1995          1994
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning
  of period .....................................      $11.04       $10.78        $10.82        $10.40        $10.97        $11.29
                                                   ---------------------------------------------------------------------------------
  Income from investment
    operations:
    Net investment income .......................        .268         .543          .547          .552          .568          .598
    Net gains or losses on securities
      (both realized and unrealized) ............        .080         .354         (.040)         .420         (.528)        (.112)
                                                   ---------------------------------------------------------------------------------
    Total from investment
      operations ................................        .348         .897          .507          .972          .040          .486
                                                   ---------------------------------------------------------------------------------
  Less distributions:
    Dividends from net investment
      income ....................................       (.268)       (.541)        (.547)        (.552)        (.568)        (.602)
    Distributions from capital gains ............          --        (0.96)           --            --         (.042)        (.204)
                                                   ---------------------------------------------------------------------------------
      Total distributions .......................       (.268)       (.637)        (.547)        (.552)        (.610)        (.806)
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ..................      $11.12       $11.04        $10.78        $10.82        $10.40        $10.97
                                                   =================================================================================
Total return ....................................        3.01%+       8.56%         4.86%         9.55%          .64%         4.37%
                                                   =================================================================================

Ratios/Supplemental Data
Net assets, end of period
  (in thousands) ................................    $186,023     $188,109      $193,641      $222,760      $241,467      $237,888
Ratio of expenses to
  average net assets ............................         .63%(1)*     .63%(1)       .60%(1)       .62%          .61%          .58%
Ratio of net investment income to
  average net assets ............................        4.82%*       4.98%         5.13%         5.22%         5.54%         5.30%
Portfolio turnover rate .........................          95%+        119%           73%           95%           60%           55%


*    Annualized

+    Not annualized, for six month period only.

(1)  Before offset for custody credits.


See Notes to Financial Statements
--------------------------------------------------------------------------------

The Value Line Tax Emempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected Data for a Share of Capital Stock Outstanding Throughout Each Period:

                                                                                 MONEY MARKET PORTFOLIO
                                        For the Six
                                        Months Ended                        Years Ended on Last Day of February,
                                      August 31, 1998        -----------------------------------------------------------------------
                                        (unaudited)          1998               1997              1996         1995          1994
                                   -------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period .....................         $1.00               $1.00              $1.00           $1.00           $1.00      $1.00
                                   -------------------------------------------------------------------------------------------------
  Income from investment
    operations:
    Net investment income .......          .013                .026               .025            .029            .022       .016
                                   -------------------------------------------------------------------------------------------------
  Less distributions:
    Dividends from net investment
      income ....................         (.013)              (0.26)             (.025)          (.029)          (.022)     (.016)
                                   -------------------------------------------------------------------------------------------------
Net asset value, end of period ..         $1.00               $1.00              $1.00           $1.00           $1.00      $1.00
                                   =================================================================================================
Total return ....................          1.34%+              2.65%              2.56%           2.92%           2.22%      1.58%
                                   =================================================================================================

Ratios/Supplemental Data
Net assets, end of period
  (in thousands) ................       $16,033             $16,758            $19,688         $21,777         $25,681     $1,707
Ratio of expenses to
  average net assets ............          1.12%(1)*           1.03%(1)           1.00%(1)        1.01%            .89%       .86%
Ratio of net investment income to
  average net assets ............          2.62%*              2.63%              2.54%           2.89%           2.17%      1.56%

*    Annualized

+    Not annualized, for six month period only.

(1)  Before offset for custody credits.

See Notes to Financial Statements
--------------------------------------------------------------------------------
20

                                            The Value Line Tax Exempt Fund, Inc.
--------------------------------------------------------------------------------




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The Value LIne Tax Exempt Fund, Inc.

                         The Value Line Family of Funds
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1950--The  Value Line Fund seeks  long-term  growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.


1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.


1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value to its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week. Read the prospectus carefully before you invest or send money.

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INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036-2798

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

BOARD OF Directors    Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Raymond S. Cowen
                      Vice President
                      Charles Heebner
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer

An investment in The Value Line Tax Exempt Fund, Inc. Money Market Portfolio is not guaranteed or insured by the U.S. government, and there is no assurance that this portfolio will maintain its $1.00 per-share net asset value.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information, of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

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